Seward & Kissel llp 901 K STREET, NW WASHINGTON, D.C. 2000

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September 9, 2020

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Wilshire wShares Enhanced Gold Trust (formerly, United States Gold and Treasury Investment Trust) Amended Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Wilshire wShares Enhanced Gold Trust (formerly, United States Gold and Treasury Investment Trust) (the “Trust”), we enclose for filing Amendment No. 2 (the “Amendment”) to the Trust’s Registration Statement on Form S-1 under the Securities Act of 1933, as amended (the “Registration Statement”), in connection with a proposed continuous offering of the Trust’s shares of beneficial interest. The Trust has previously paid a filing fee in the amount of $129.80 in connection with the filing of the initial Registration Statement on January 14, 2020.

Please feel free to telephone the undersigned at (202) 661-7165, Gregg Bateman at (212) 574-1436, or Anthony Tu-Sekine at (202) 661-7150 with any questions or comments on the Amendment.

Very truly yours, Seward & Kissel LLP /s/ Christopher D. Carlson Christopher D. Carlson